Summary of Significant Accounting Policies - Net income (loss) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Net income	$ (101,682)	$ 261,607	$ (5,107,051)	$ 2,729,602
Plus: Trust Account withdrawals for tax payments		489,119	489,119	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(4,494)	(559,907)	(966,174)	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$ (106,176)	$ 190,819	$ (5,584,106)	$ (1,690,348)